CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Loss for the year	$ (29,715)	$ (397,789)	$ (17,050)
Adjustments to reconcile net profit to net cash provided by operating activities:
Depreciation and amortization	1,245	1,162	1,421
Company's share in the loss of a company accounted by equity method, net	226	360	1,898
Finance expenses on loans	6,613	5,211	917
Change in the fair value of derivatives	17,227	37,374	200
Share based payments	2,950	570	149
Adjustment to Loss due to SPAC transaction	0	332,272	0
Decrease (Increase) in trade accounts receivable	(885)	(587)	(305)
Decrease (Increase) in contract assets	1,220	537	(4,119)
Increase in inventory	(644)	(146)	(10)
Decrease (Increase) in other current assets	3,508	(7,007)	3,256
Increase (Decrease) in trade payables	(75)	(6,236)	1,461
Increase (Decrease) in ESA prepayments	(1,268)	(7,609)	1,882
Decrease in deferred revenues	0	0	(612)
Increase (Decrease) in other accounts payable and accrued expenses	(2,601)	(1,571)	3,282
Increase in prepayments from customers	682	2,936	1,504
Increase Prepayments from MDA	18,139	8,875	0
MDA Agreement	(41,657)	0	0
Increase in other long-term liabilities	300	0	0
Increase in liability for royalties payable	100	168	260
Net cash used in operating activities	(24,635)	(31,480)	(5,866)
Cash flows from investing activities
Decrease (Increase) in long-term bank deposit	(7)	(11)	201
Proceeds from selling a subsidiary	17,583	0	0
Purchase of property, plant and equipment	(235)	(571)	(211)
Net cash provided (used in) investing activities	17,341	(582)	(10)
Cash flows from financing activities
Receipt of long-term loans from a financial institution	0	52,837	7,300
Repayment of loan to shareholder	0	(5,000)	0
Repayment of loans from banks	0	(13,818)	(2,930)
Repayment of royalty liability	(11)	(429)	(488)
Payments of lease liabilities	(927)	(1,029)	(1,191)
Issuance of shares- SPAC transactions	0	1,362	0
Option exercises to shares by employees	26	100	64
Exercise of Warrants, net	0	6,500	0
Issuance of shares to FPA	10,026	0	0
Net cash provided by financing activities	9,114	40,523	2,755
Increase (decrease) in cash and cash equivalents	1,820	8,461	(3,121)
Cash and cash equivalents balance at the beginning of the year	11,934	3,854	6,983
Effect of changes in foreign exchange rates on cash and cash equivalents	225	(381)	(8)
Cash and cash equivalents balance at the end of the year	13,979	11,934	3,854
Appendix A – Cash paid and received during the year for:
Interest paid	1,241	921	1,625
Appendix B – Non Cash transactions during the year for:
Purchase of Fixed Assets in Credit	0	319	0
Issuance of shares against liability	0	49,998	0
Issuance of shares against loan	1,628	1,978	0
Issuance of shares against warrants	0	$ 1,280	$ 0
Appendix C – Proceeds from selling a subsidiary
Cash that was sold	417
Prepaid expenses and other	218
Short term Deposits	85
Other accounts receivables	932
Property, plant and equipment, net	150
Trade accounts payable	(175)
Contract liabilities	(96)
Other accounts payable	(585)
ESA Prepayments	(994)
Related party	(164)
Capital Gain	41,657
Capital reserve	(1,445)
Net assets and liabilities	40,000
Less assets received
Promissory Notes	20,000
Other long-term receivables	2,000
Cash received	18,000
Cash sold	(417)
Net Cash inflows	$ 17,583